Intangible assets (Tables)	12 Months Ended
Jun. 30, 2022
Schedule Of Intangible Assets And Goodwill

		Consolidated Group
	Note	2022 A$	2021 A$
Carrying amounts of:
Databases		1,238,787	1,340,179
Trademarks		31,979	22,458
Patents		18,593	34,760
Capitalised development costs		945,820	-
		2,235,179	1,397,397

Databases
Opening balance		1,340,179	918,951
Additions	(a) (b)	351,737	773,638
Disposals		-	-
Amortisation expense		(453,129)	(352,410)
Carrying amount for databases		1,238,787	1,340,179

Patents
Opening balance	34,760	37,754
Additions	-	-
Disposals	-	-
Amortisation expense	(2,781)	(2,994)
Carrying amount for patents	31,979	34,760

Trademarks
Opening balance	22,458	27,650
Additions	2,360	-
Disposals	-	-
Amortisation expense	(6,225)	(5,192)
Carrying amount for trademarks	18,593	22,458

Capitalised development costs
Opening balance		-	-
Additions	(c)	1,261,094	-
Disposals		-	-
Amortisation expense		(315,274)	-
Carrying amount for trademarks		945,820	-

(a)	On 1 June 2022, the Company acquired the customer base of a digital marketing agency that was previously a reseller of Locafy’s products. Through the acquisition, the Company assumed direct responsibility for managing and service delivery to those customers. The Company has determined that the elements of IAS 3 Business Combinations were not achieved and, accordingly, the acquisition is that it is an asset acquisition. The details of the asset acquisition are as follows:

A$
Amount settled in cash	30,000
Fair value of contingent consideration	120,000
Fair value of consideration transferred	150,000

Recognised amounts of identifiable net assets:
Intangible assets (customer database/contracts)	150,000
Net identifiable assets	150,000
Goodwill on acquisition	-

(b)	During the period, the Company determined the final performance consideration payable for the acquisition of the PinkPages database asset to be A$180,000. The Company has determined that the elements of IAS 3 Business Combinations were not achieved and, accordingly, the acquisition is that it is an asset acquisition.

(c)	During FY22, the Company has capitalised a significant portion of its development expenditure relating to the development of a new “Page Optimisation Engine” technology. This new technology programmatically optimizes Locafy’s webpages for Search Engine Optimisation (SEO) from generic inputs. The Company intends to commercialise this developed technology and accordingly, the development expense will be amortized over future periods.